Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Summary of significant accounting policies, description	The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiaries Newater HK and Newater America, Newater HK’s 100% owned subsidiaries Jinzheng and Jinda, and Jinzheng’s 100% owned subsidiaries Jinzheng – Xi’an and Jinyu, 70% owned subsidiary Yantai Nuclear-Power and 51% owned subsidiary Shanghai Lancao. All significant intercompany balances and transactions have been eliminated.
Land use rights estimated useful life	50 years
Ownership percentage	20.00%
Voting stock percentage	50.00%
Lease liabilities				$ 156,301
Right of use assets				$ 146,134
Accounted project revenues percentage	53.30%
Contract liabilities, description	$1,270,063	$0
Sales expense	$ 315,852	$ 467,056	$ 275,520
Advances from customers	2,876,306	5,522,913
Advances from customers - related parties	23,898	7,254,968
Contract liabilities included opening balance	0	215,307
Grants receivable	1,942,000	1,033,000	628,000
Government grants	1,985,000	946,000	628,000
Research and development costs	2,969,266	1,826,346	2,654,513
Advertising cost	5,875	57,245	6,376
Shipping and handling costs amount	$ 33,125	87,082	$ 35,326
securities percentage	10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Technical support and training for period	1 year
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Technical support and training for period	2 years
Advances from Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract liabilities included opening balance	$ 4,440,704	1,464,271
Advances from Customers – Related Parties [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract liabilities included opening balance	$ 7,680,725	$ 525,934